Note 3. Stockholders' Equity.	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Note 3. Stockholders' Equity.

Note 3. Stockholders' Equity

On January 8, 2015 the shareholders approved a resolution to increase the authorized common shares from 100,000,000 to 490,000,000 shares. All other provisions of the common shares remain unchanged. Also on that date, the Company declared a reverse split of common stock at the ration of 1:4. The stock split was effective January 8, 2015 for holders of record as of that date. Except as otherwise noted, all share, option and warrant numbers have been restated to give retroactive effect to this split. All per share disclosures retroactively reflect shares outstanding or issuable as though the reverse split had occurred at January 1, 2012.

Recent Issuances of Common Stock

During the period ended December 31, 2014 we issued 4,125,000 shares of our common stock (16,500,000 pre-reverse stock split) in exchange for converting $125,000 of promissory notes.

Between January 15, 2015 and March 15, 2015 the Company sold a total of 2,052,000 units for cash consideration of $780,000 at a price of $0.40 (the "Units"), each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The relative fair value of the stock with embedded warrants was $351,419 for the common stock and $428,581 for the class A warrants. The warrants were valued using the Black-Scholes model with 216% volatility and discount rates ranging between 0.44% to 0.7%. The cash consideration is reflected in stock payable as shares will be issued after reverse merger is completed.

Between April 1, 2015 and June 29, 2015 the Company sold a total of 1,012,500 units for cash consideration of $405,000 at a price of $0.40 (the "Units"), each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The relative fair value of the stock with embedded warrants was $158,123 for the common stock and $246,877 for the class A warrants. The warrants were valued using the Black-Scholes model with volatility ranging between163% - 177% and discount rates ranging between 0.54% to 0.71%. The cash consideration is reflected in stock payable as shares will be issued after reverse merger is completed.

Note 3. Stockholders' Equity.

On January 8, 2015 the shareholders approved a resolution to increase the authorized common shares from 100,000,000 to 490,000,000 shares. All other provisions of the common shares remain unchanged. Also on that date The Company declared a reverse split of common stock at the ration of 1:4. The stock split was effective January 8, 2015 for holders of record as of that date. Except as otherwise noted, all share, option and warrant numbers have been restated to give retroactive effect to this split. All per share disclosures retroactively reflect shares outstanding or issuable as though the reverse split had occurred at January 1, 2012.

Recent Issuances of Common Stock

During the year ended December 31, 2014 we issued 4,125,000 shares of our common stock (16,500,000 pre-reverse stock split) in exchange for converting $125,000 of promissory notes.